PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	December 31,
	2015	2014
Cost:
Computers and peripheral equipment	$1,880	$3,322
Office furniture and equipment	444	608
Leasehold improvements	453	782

	2,777	4,712

Accumulated depreciation	1,517	3,732

Property and equipment, net	$1,260	$980